Share-Based Compensation - Summary of Assumptions Used to Determine Fair Market Value of Stock Options Granted (Detail) - Stock Options	3 Months Ended
Mar. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	30.73%
Risk-free interest rate	2.18%
Expected life (years)	6 years 3 months
Expected dividend yield	0.00%